Lease (Details) - Schedule of amount of carrying amounts of right-of-use assets and movement $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Amount of Carrying Amounts of Right of Use Assets and Movement [Abstract]
Balance as of beginning balance
Initial recognition	306
Depreciation on right-of-use-assets	(77)
Balance as of ending balance	$ 229